Revenues	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Revenues
16.	Revenues

	For the year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Net Revenues from Online EV Charging Solutions	5,455	17,985	50,151
Net Revenues from Offline EV Charging Solutions	565	14,611	40,554
Net Revenues from Innovative and Other Businesses	143	857	2,109

Net Revenues	6,163	33,453	92,814

Timing of rev
enu
e recognition are primarily at a point of time.